Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Transfers of financial assets and mortgage servicing assets

Note 13 – Transfers of financial assets and servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA and FNMA securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. The securities issued through these transactions are guaranteed by the corresponding agency and, as such, under seller/service agreements the Corporation is required to service the loans in accordance with the agencies' servicing guidelines and standards. Substantially, all mortgage loans securitized by the Corporation in GNMA and FNMA securities have fixed rates and represent conforming loans. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in some instances, has sold loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 26 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2011 and 2010 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain $24.1 million and $15.0 million, respectively, during the years ended December 31, 2011 and 2010 related to these residential mortgage loans securitized.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2011 and 2010:

	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

	Proceeds obtained during the year ended December 31, 2010
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	-	$6,554	-	$6,554
Mortgage-backed securities - FNMA	-	-	-	-
Total investment securities available-for-sale	-	$6,554	-	$6,554
Trading account securities:
Mortgage-backed securities - GNMA	-	$635,575	$4,147	$639,722
Mortgage-backed securities - FNMA	-	171,252	-	171,252
Total trading account securities	-	$806,827	$4,147	$810,974
Mortgage servicing rights	-	-	$14,691	$14,691
Total	-	$813,381	$18,838	$832,219

During the years ended December 31, 2011 the Corporation retained servicing rights on whole loan sales involving approximately $134 million in principal balance outstanding (December 31, 2010 - $86 million), with net realized gains of approximately $2.9 million (December 31, 2010 - $1.9 million). All loan sales performed during the year ended December 31, 2011 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations.

Classes of mortgage servicing rights were determined based on the different markets or types of assets being serviced. The Corporation recognizes the servicing rights of its banking subsidiaries that are related to residential mortgage loans as a class of servicing rights. These mortgage servicing rights (“MSRs”) are measured at fair value. Fair value determination is performed on a subsidiary basis, with assumptions varying in accordance with the types of assets or markets served.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2011 and 2010.

Residential MSRs
(In thousands)	2011	2010
Fair value at beginning of period	$166,907	$169,747
Purchases	1,732	4,693
Servicing from securitizations or asset transfers	19,971	15,326
Changes due to payments on loans [1]	(13,156)	(13,985)
Reduction due to loan repurchases	(3,717)	(2,911)
Changes in fair value due to changes in valuation model inputs or assumptions [2]	(20,188)	(5,963)
Other disposals	(226)	-
Fair value at end of period	$151,323	$166,907
[1]	Represents changes due to collection / realization of expected cash flows over time.
[2]	Change in fair value during 2011 was principally related to an increase in the delinquency, foreclosure and base cost assumption.

Residential mortgage loans serviced for others were $17.3 billion at December 31, 2011 (2010 - $18.4 billion).

Net mortgage servicing fees, a component of other service fees in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, which may result from changes in the valuation model inputs or assumptions (principally reflecting changes in discount rates and prepayment speed assumptions) and other changes, including changes due to collection / realization of expected cash flows. Mortgage servicing fees, excluding fair value adjustments, for the year ended December 31, 2011 amounted to $49.2 million (2010 - $47.7 million; 2009 - $46.5 million). The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. At December 31, 2011, those weighted average mortgage servicing fees were 0.27% (2010 – 0.27%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subsidiaries during the years ended December 31, 2011 and 2010 were as follows:

	2011		2010
Prepayment speed	5.8%		5.9%
Weighted average life	17.3	years	17.1	years
Discount rate (annual rate)	11.5%		11.4%

Originated MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$99,280		$101,675
Weighted average life	13.0	years	12.5	years
Weighted average prepayment speed (annual rate)	7.7%		8.0%
Impact on fair value of 10% adverse change	$(2,744)		$(3,413)
Impact on fair value of 20% adverse change	$(5,800)		$(6,651)
Weighted average discount rate (annual rate)	12.6%		12.8%
Impact on fair value of 10% adverse change	$(3,913)		$(4,479)
Impact on fair value of 20% adverse change	$(7,948)		$(8,605)

The banking subsidiaries also own servicing rights purchased from other financial institutions. The fair value of purchased MSRs, their related valuation assumptions and the sensitivity to immediate changes in those assumptions at December 31, 2011 and 2010 were as follows:

Purchased MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$52,043		$65,232
Weighted average life	14.6	years	12.7	years
Weighted average prepayment speed (annual rate)	6.9%		7.9%
Impact on fair value of 10% adverse change	$(1,887)		$(1,963)
Impact on fair value of 20% adverse change	$(3,303)		$(3,956)
Weighted average discount rate (annual rate)	11.4%		11.5%
Impact on fair value of 10% adverse change	$(2,376)		$(2,353)
Impact on fair value of 20% adverse change	$(4,214)		$(4,671)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2011, the Corporation serviced $3.5 billion (2010 - $4.0 billion) in residential mortgage loans with credit recourse to the Corporation.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase, at its option and without GNMA's prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA's specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans. At December 31, 2011, the Corporation had recorded $180 million in mortgage loans on its financial statements related to this buy-back option program (2010 - $168 million).

The Corporation has also identified the rights to service a portfolio of Small Business Administration (“SBA”) commercial loans as another class of servicing rights. The SBA servicing rights are measured at the lower of cost or fair value method. The following table presents the activity in the SBA servicing rights for the years ended December 31, 2011 and 2010. During 2011 and 2010, the Corporation did not execute any sale of SBA loans.

(In thousands)	2011	2010
Balance at beginning of year	$1,697	$2,758
Rights originated / purchased	-	-
Amortization	(610)	(1,061)
Balance at end of year	$1,087	$1,697
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$1,087	$1,697
Fair value at end of year	$3,336	$4,274

SBA loans serviced for others were $514 million at December 31, 2011 (2010 - $531 million).

In 2011 and 2010, weighted average servicing fees on the SBA serviced loans were approximately 1.04%.

Key economic assumptions used to estimate the fair value of SBA loans and the sensitivity to immediate changes in those assumptions were as follows:

SBA Loans
(In thousands)	2011		2010
Carrying amount of retained interests	$1,087		$1,697
Fair value of retained interests	$3,336		$4,274
Weighted average life	3.2	years	3.2	years
Weighted average prepayment speed (annual rate)	5.5%		8.0%
Impact on fair value of 10% adverse change	$(46)		$(86)
Impact on fair value of 20% adverse change	$(95)		$(178)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(103)		$(130)
Impact on fair value of 20% adverse change	$(210)		$(265)

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2011 and 2010, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$10,561,084	$953,305	$310,219
Construction	547,673	386,099	35,347
Lease financing	563,867	8,313	3,611
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-porfolio	$24,951,299	$3,594,632	$554,738

2010
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$11,454,013	$860,554	$476,433
Construction	913,595	654,050	486,673
Lease financing	602,993	8,435	10,427
Mortgage	8,927,303	1,554,033	293,582
Consumer	3,705,984	136,483	214,163
Covered loans	4,836,882	183,799	-
Less:
Loans securitized / sold	(3,981,915)	(423,345)	(1,419)
Loans held-for-sale	(893,938)	-	(327,207)
Loans held-in-portfolio	$25,564,917	$2,974,009	$1,152,652